Common Stock and Stock-Based Awards	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Common Stock and Stock-Based Awards
11.	Common Stock and Stock-Based Awards

On July 1, 2015, in connection with the closing of the IPO, the Company effected its Restated Certificate of Incorporation, which authorizes the Company to issue 200,000,000 shares of common stock, $0.001 par value per share. On March 29, 2023, the Company’s board of directors adopted a resolution to amend the Restated Certificate of Incorporation, subject to stockholder approval, by increasing the number of authorized shares of the Company’s Common Stock from 200,000,000 shares to 240,000,000 shares (the “Share Increase Amendment”). At the Company’s annual meeting of stockholders held on June 22, 2023, the Company’s stockholders approved the Share Increase Amendment. On June 27, 2023, the Company amended its Restated Certificate of Incorporation to reflect the Share Increase Amendment.

In November 2019, the Company entered into a common stock sales agreement, or the 2019 Sales Agreement, with Cowen to sell shares of the Company’s common stock with aggregate gross sales proceeds of up to $25,000, from time to time, through an “at the market” equity offering program, or ATM, under which Cowen acts as sales agent. In March 2020, the Company entered into a new common stock sales agreement, or the 2020 Sales Agreement, with Cowen on substantially the same terms as the 2019 Sales Agreement and terminated the 2019 Sales Agreement. In May 2021, the Company entered into a new common stock sales agreement, or the 2021 Sales Agreement, with Cowen to sell shares of its common stock with aggregate gross sales proceeds of up to $150,000, from time to time, through an ATM under which Cowen acts as sales agent, and terminated the 2020 Sales Agreement. During the year ended December 31, 2023, the Company sold 7,711,199 shares of common stock under the 2021 Sales Agreement, at an average price of approximately $2.46 per share, raising aggregate net proceeds of approximately $18,159 after deducting an aggregate commission of approximately 3% and other issuance costs. During the year ended December 31, 2022, the Company sold 655,000 shares of common stock under the 2021 Sales Agreement, at an average price of approximately $7.26 per share, raising aggregate net proceeds of approximately $4,447 after deducting an aggregate commission of approximately 3% and other issuance costs.

Between December 31, 2023 and February 29, 2024, the Company sold 15,366,630 shares of common stock under the 2021 Sales Agreement, at an average price of approximately $1.23 per share, raising aggregate net proceeds of approximately $18,484 after deducting an aggregate commission of approximately 3% and other issuance costs.

On June 29, 2022, the Company entered into securities purchase agreements with new and existing investors and certain directors and officers in a registered direct offering, or the Registered Direct Offering, of an aggregate of 31,746,030 shares of its common stock at a purchase price of $3.15 per share for total net proceeds of approximately $96,721, after deducting placement agent’s fees and other estimated offering expenses. Net proceeds included an aggregate of $27,525 received from Flagship Pioneering Fund VII, L.P. and Nutritional Health LTP Fund, L.P., affiliates of Flagship Pioneering, or Flagship, one of its significant stockholders, in exchange for 8,738,243 shares. The closing date of the Registered Direct Offering was July 5, 2022.

2012 Stock Incentive Plan

The Company’s 2012 Stock Incentive Plan, as amended, (the “2012 Plan”) provided for the Company to sell or issue common stock or restricted common stock, or to grant incentive stock options or nonqualified stock options for the purchase of common stock, to employees, members of the board of directors and consultants of the Company. The 2012 Plan is administered by the board of directors, or at the discretion of the board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock option may not be greater than ten years. The Company generally granted stock-based awards with service conditions only (“service-based” awards).

Stock options granted under the 2012 Plan generally vest over four years and expire after ten years, although options have been granted with vesting terms less than four years. As of December 31, 2023, there were no shares available for future grant under the 2012 Plan.

2015 Incentive Award Plan

On June 16, 2015, the Company’s stockholders approved the 2015 Incentive Award Plan (the “2015 Plan”), which became effective on June 25, 2015. The 2015 Plan was subsequently amended on December 14, 2022, and provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, restricted stock units and other stock-based awards. The number of shares initially reserved for issuance under the 2015 Plan was the sum of (i) 2,200,000 shares of common stock and (ii) the number of shares subject to awards outstanding under the 2012 Plan that expire, terminate or are otherwise surrendered, canceled, forfeited or repurchased by the Company on or after the effective date of the 2015 Plan. In addition, the number of shares of common stock that may be issued under the 2015 Plan is subject to increase on the first day of each calendar year, beginning in 2016 and ending in 2025, equal to the lesser of (i) 4% of the number of shares of the Company’s common stock outstanding on the last day of the preceding applicable calendar year and (ii) an amount determined by the Company’s board of directors.

Stock awards granted under the 2015 Plan generally vest over four years and expire after ten years, although options have been granted with vesting terms less than four years. As of December 31, 2023, there were 2,545,586 shares available for future grant under the 2015 Plan.

2015 Employee Stock Purchase Plan

On June 16, 2015, the Company’s stockholders approved the 2015 Employee Stock Purchase Plan (the “ESPP”), which became effective on June 25, 2015. A total of 365,000 shares of common stock were reserved for issuance under the ESPP. In addition, the number of shares of common stock that may be issued under the ESPP automatically increase on the first day of each calendar year, beginning in 2016 and ending in 2025, by an amount equal to the lesser of (i) 400,000 shares, (ii) 1% of the number of shares of the Company’s common stock outstanding on the last day of the applicable preceding calendar year and (iii) an amount determined by the Company’s board of directors. Offering periods under the ESPP will commence when determined by the plan administrator. During the year ended and as of December 31, 2023, there were 602,692 shares issued and 2,266,512 shares were reserved and available for issuance under the ESPP, respectively.

The ESPP provides that eligible employees may contribute up to 15% of their eligible earnings toward the semi-annual purchase of the Company’s common stock. Purchase rights issued under the ESPP are intended to be qualified under Section 423 of the Internal Revenue Code (“IRC”). The employee’s purchase price is derived from a formula based on the closing price of the common stock on the first day of the offering period versus the closing price on the date of purchase (or, if not a trading day, on the immediately preceding trading day). The offering period under the ESPP has a duration of six months, and the purchase price with respect to each offering period beginning on or after such date is, until otherwise amended, equal to 85% of the lesser of (i) the fair market value of the Company’s common stock at the commencement of the applicable six-month offering period or (ii) the fair market value of the Company’s common stock on the purchase date.

2022 Employment Inducement Award Plan

On December 14, 2022, the Company’s board of directors approved the 2022 Employment Inducement Award Plan (the “2022 Plan”), which became effective on such date without stockholder approval pursuant to Rule 5635(c)(4) of The Nasdaq Stock Market LLC listing rules (“Rule 5635(c)(4)”). The 2022 Plan provides for the grant of nonqualified stock options, stock appreciation rights, restricted stock awards, restricted stock units and other stock- or cash-based awards. In accordance with Rule 5635(c)(4), awards under the 2022 Plan may only be made to a newly hired employee who has not previously been a member of our board of directors, or an employee who is being rehired following a bona fide period of non-employment by us as a material inducement to the employee’s entering into employment with us. A total of 2,500,000 shares of common stock were reserved for issuance under the 2022 Plan. Any shares subject to awards previously granted under the 2022 Plan that expire, terminate or are otherwise surrendered, canceled, or forfeited in any case, in a manner that results in the Company acquiring the shares covered by the award at a price not greater than the price (as adjusted to reflect any equity restructuring) paid by the Participant for such shares or not issuing any shares covered by the award, the unused shares covered by the award will again be available for award grants under the 2022 Plan.

As of December 31, 2023, there were 2,382,884 shares available for future grant under the 2022 Plan.

Stock Options

The following table summarizes the Company’s stock option activity for the year ended December 31, 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)
Outstanding as of December 31, 2022	14,940,034	$10.03	7.25	$11,608
Granted	2,508,553	5.44
Exercised	(260,640)	3.36
Forfeited	(2,343,835)	8.30
Outstanding as of December 31, 2023	14,844,112	$9.64	5.71	$—
Vested or expected to vest as of December 31, 2023	14,844,112	$9.64	5.66	$—
Options exercisable as of December 31, 2023	10,488,694	$10.09	4.61	$—

The weighted average grant-date fair value of stock options granted during the years ended December 31, 2023 and 2022 was $4.51 and $5.53 per share, respectively. The total intrinsic value of stock options exercised during the years ended December 31, 2023 and 2022 was $438 and $981, respectively.

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock.

During the year ended December 31, 2021, the Company granted performance-based stock options to employees for the purchase of an aggregate of 562,000 shares of common stock with a grant date fair value of $5.53 per share. These stock options are exercisable only upon achievement of specified performance targets. In April 2023, the performance target associated with 50% of the performance-based stock options was achieved. Accordingly, the Company recorded $2,051 of compensation expense during the year ended December 31, 2023, with respect to these performance-based stock options, which represents a cumulative catch-up from the grant date through the achievement of the performance targets, and vesting of the remaining 50% of the options beginning in April 2023, partially offset by the reversal of stock-based compensation expense associated with the forfeiture of unvested awards. The remaining compensation expense associated with these performance-based stock options will be recognized ratably through April 2024, for all such options for which ongoing performance targets are achieved and service requirements are met.

Restricted Stock Units

The Company has granted restricted stock units with service-based vesting conditions (“RSUs”) and restricted stock units with performance-based vesting conditions (“PSUs”). RSUs and PSUs represent the right to receive shares of common stock upon meeting specified vesting requirements. Restricted stock units may not be sold or transferred by the holder and vest according to the vesting conditions of each award. The table below summarizes the Company’s RSU and PSU activity for the year ended December 31, 2023:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested restricted stock units as of December 31, 2022	1,549,540	$9.37
Granted	4,424,479	$4.14
Forfeited	(1,071,571)	$6.94
Vested	(1,524,644)	$7.22
Unvested restricted stock units as of December 31, 2023	3,377,804	$4.26

During the years ended December 31, 2023 and 2022, the Company granted 3,101,764 and 1,302,844 RSUs, respectively. During the year ended December 31, 2023 and 2022, the Company granted 1,322,715 and 0 PSUs, respectively. RSUs generally vest over four years, with 25% vesting after one year, and the remaining 75% vesting quarterly over the next 3 years, subject to continued service to the Company through the applicable vesting date. PSUs vest according to the performance requirements of the awards, generally when the Company has determined that the specified performance targets have been achieved.

The aggregate intrinsic value of RSUs, including PSUs for which the performance conditions have been met, that vested during the years ended December 31, 2023 and 2022 was $4,729 and $1,809, respectively.

In November 2023, as part of the corporate restructuring described in Note 13, Restructuring, the Company issued retention awards to employees of the Company in the form of RSUs which vest in two tranches on August 15, 2024, and May 15, 2025, subject to remaining actively employed with the Company through such date. The $1,255 in compensation expense associated with these awards will be recognized ratably over the vesting period. For the year ended December 31, 2023, the Company recognized $92 in compensation expense with respect to the retention awards.

In connection with the Restructuring Plan, the Company elected to accelerate the vesting of certain RSUs and PSUs previously granted to employees who were terminated as part of the Restructuring Plan. The Company accounted for the acceleration as a modification under applicable accounting standards, in which awards that were previously deemed not probable of vesting due to the employees’ terminations became probable. Accordingly, the Company reversed $1,191 of compensation cost that had previously been recognized during the year ended December 31, 2023 on these awards and recorded the incremental fair value of the awards on the modification date of $261.

During the year ended December 31, 2021, the Company granted PSUs to two employees covering an aggregate of 85,000 shares of common stock with a grant date fair value of $9.59 per share and 40,000 shares with a grant date fair value of $20.35 per share. These PSUs vest only upon achievement of specified performance targets. In October 2022, 42,500 of the awards with a grant date fair value of $9.59, and 20,000 of the awards with a grant date fair value of $20.35, vested fully, as the associated performance targets were achieved. Accordingly, the Company recorded $815 in compensation expense during the year ended December 31, 2022, with respect to these awards. In April 2023, the remaining PSUs underlying these awards vested because the associated targets were achieved. Accordingly, the Company recorded the remaining $815 in compensation expense during the year ended December 31, 2023, with respect to these PSUs.

During the year ended December 31, 2023, the Company granted PSUs to employees covering an aggregate of 1,322,715 shares of common stock with a grant date fair value of $5.50. These PSUs begin to vest ratably only upon achievement of specified performance targets, which were achieved in April 2023. Accordingly, the Company recorded $4,293 in compensation expense during the year ended December 31, 2023, with respect to these PSUs. The remaining $1,092 in compensation expense associated with these PSUs will be recognized ratably through October 2024.

Stock-based Compensation Valuation

The assumptions that the Company used to determine the fair value of the stock options granted to employees and directors were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2023	2022
Risk-free interest rate	3.64%	1.67%
Expected term (in years)	6.0	6.0
Expected volatility	107.2%	104.0%
Expected dividend yield	0%	0%

The Company estimates the fair value of rights to acquire common stock under the ESPP using a Black-Scholes valuation model on the date of grant and the straight-line attribution approach to recognize the expense. The assumptions that the Company used to determine the fair value of rights to acquire common stock under the ESPP were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2023	2022
Risk-free interest rate	5.01%	2.11%
Expected term (in years)	0.5	0.5
Expected volatility	79.1%	99.0%
Expected dividend yield	0%	0%

Stock-based Compensation

The Company recorded stock-based compensation expense related to stock options and restricted stock units in the following expense categories of its consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
	2023	2022
Research and development expenses	$19,341	$13,429
General and administrative expenses	14,760	12,053
	$34,101	$25,482

As of December 31, 2023, the Company had an aggregate of $35,036 of unrecognized stock-based compensation cost, which is expected to be recognized over a weighted average period of 2.1 years.